Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense
For the years ended December 31,	2024	2023	2022
Current tax expense (recovery)	$50,943	$75,780	$77,645
Deferred tax expense (recovery)	(63,980)	13,816	(26,236)
Tax expense (recovery)	$(13,037)	$89,596	$51,409

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

For the years ended December 31,	2024	2023	2022
Net income (loss) before taxes	$(315,503)	$672,866	$(30,188)
Multiplied by the statutory income tax rates	26.39%	26.40%	26.44%
	(83,261)	177,637	(7,982)
Income tax recorded at rates different from the Canadian tax rate	(12,266)	(11,518)	(11,774)
Permanent differences	6,361	(71,741)	35,298
Effect on deferred tax balances due to changes in income tax rates	(86)	(407)	1,870
Effect of temporary differences not recognized as deferred tax assets	77,948	(4,661)	32,654
Foreign taxes	8,866	—	—
Taxes related to prior periods	6	(2,152)	2,072
Impact of foreign exchange	(10,883)	2,436	(731)
Other	278	2	2
Tax expense (recovery)	$(13,037)	$89,596	$51,409
Effective income tax rate	4.13%	13.32%	(170.30)%

Schedule of Carrying Amounts of Assets and Liabilities

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2024	2023
Deferred tax assets
Foreign tax credits	$2,692	$2,999
Corporate interest restriction	—	7,397
Financing charges	—	4,412
Deferred revenue	5,783	7,249
Loss carry forwards	44,309	43,520
Reserves	1,363	1,467
Other	2,302	872
Total deferred tax assets	$56,449	$67,916
As at December 31,	2024	2023
Deferred tax liabilities
Capital assets	$(46,149)	$(76,376)
Intangible assets	(174,514)	(222,159)
Financing charges	(7,511)	—
Employee benefits	(760)	(1,674)
Total deferred tax liabilities	(228,934)	(300,209)
Deferred tax liabilities, net	$(172,485)	$(232,293)